Distribution Date:	12/17/24	Wells Fargo Commercial Mortgage Trust 2015-P2
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2015-P2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000AAQ0	1.969000%	28,655,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	95000AAR8	3.117000%	70,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2B	95000AAS6	4.655309%	82,513,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000AAT4	3.541000%	209,000,000.00	137,129,742.41	0.00	404,647.01	0.00	0.00	404,647.01	137,129,742.41	42.88%	30.00%
A-4	95000AAU1	3.809000%	253,790,000.00	253,790,000.00	0.00	805,571.76	0.00	0.00	805,571.76	253,790,000.00	42.88%	30.00%
A-SB	95000AAV9	3.656000%	57,582,000.00	8,858,423.17	1,096,897.85	26,988.66	0.00	0.00	1,123,886.51	7,761,525.32	42.88%	30.00%
A-S	95000AAW7	4.013000%	47,605,000.00	47,605,000.00	0.00	159,199.05	0.00	0.00	159,199.05	47,605,000.00	36.06%	25.25%
B	95000AAZ0	4.255000%	61,385,000.00	61,385,000.00	0.00	217,660.98	0.00	0.00	217,660.98	61,385,000.00	27.26%	19.13%
C	95000ABA4	4.655309%	50,110,000.00	50,110,000.00	0.00	194,397.95	0.00	0.00	194,397.95	50,110,000.00	20.08%	14.13%
D	95000AAC1	3.241000%	56,373,000.00	56,373,000.00	0.00	152,254.08	0.00	0.00	152,254.08	56,373,000.00	12.01%	8.50%
E	95000AAE7	4.655309%	22,550,000.00	22,550,000.00	0.00	87,481.02	0.00	0.00	87,481.02	22,550,000.00	8.78%	6.25%
F	95000AAG2	4.655309%	11,275,000.00	11,275,000.00	0.00	43,740.51	0.00	0.00	43,740.51	11,275,000.00	7.16%	5.13%
G	95000AAJ6	4.655309%	51,363,025.00	49,976,524.81	0.00	134,604.04	0.00	0.00	134,604.04	49,976,524.81	0.00%	0.00%
V	95000AAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000AAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,002,201,025.00	699,052,690.39	1,096,897.85	2,226,545.06	0.00	0.00	3,323,442.91	697,955,792.54

X-A	95000AAX5	0.909777%	749,145,000.00	447,383,165.58	0.00	339,182.59	0.00	0.00	339,182.59	446,286,267.73
X-B	95000AAY3	0.400309%	61,385,000.00	61,385,000.00	0.00	20,477.48	0.00	0.00	20,477.48	61,385,000.00
X-D	95000AAA5	1.414309%	56,373,000.00	56,373,000.00	0.00	66,440.70	0.00	0.00	66,440.70	56,373,000.00
Notional SubTotal			866,903,000.00	565,141,165.58	0.00	426,100.77	0.00	0.00	426,100.77	564,044,267.73

Deal Distribution Total					1,096,897.85	2,652,645.83	0.00	0.00	3,749,543.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000AAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	95000AAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2B	95000AAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000AAT4	656.12316943	0.00000000	1.93611010	0.00000000	0.00000000	0.00000000	0.00000000	1.93611010	656.12316943
A-4	95000AAU1	1,000.00000000	0.00000000	3.17416667	0.00000000	0.00000000	0.00000000	0.00000000	3.17416667	1,000.00000000
A-SB	95000AAV9	153.84014397	19.04931836	0.46869959	0.00000000	0.00000000	0.00000000	0.00000000	19.51801796	134.79082561
A-S	95000AAW7	1,000.00000000	0.00000000	3.34416658	0.00000000	0.00000000	0.00000000	0.00000000	3.34416658	1,000.00000000
B	95000AAZ0	1,000.00000000	0.00000000	3.54583335	0.00000000	0.00000000	0.00000000	0.00000000	3.54583335	1,000.00000000
C	95000ABA4	1,000.00000000	0.00000000	3.87942427	0.00000000	0.00000000	0.00000000	0.00000000	3.87942427	1,000.00000000
D	95000AAC1	1,000.00000000	0.00000000	2.70083338	0.00000000	0.00000000	0.00000000	0.00000000	2.70083338	1,000.00000000
E	95000AAE7	1,000.00000000	0.00000000	3.87942439	0.00000000	0.00000000	0.00000000	0.00000000	3.87942439	1,000.00000000
F	95000AAG2	1,000.00000000	0.00000000	3.87942439	0.00000000	0.00000000	0.00000000	0.00000000	3.87942439	1,000.00000000
G	95000AAJ6	973.00586969	0.00000000	2.62064082	1.15406170	18.85459005	0.00000000	0.00000000	2.62064082	973.00586969
V	95000AAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000AAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000AAX5	597.19168596	0.00000000	0.45275960	0.00000000	0.00000000	0.00000000	0.00000000	0.45275960	595.72748631
X-B	95000AAY3	1,000.00000000	0.00000000	0.33359094	0.00000000	0.00000000	0.00000000	0.00000000	0.33359094	1,000.00000000
X-D	95000AAA5	1,000.00000000	0.00000000	1.17859081	0.00000000	0.00000000	0.00000000	0.00000000	1.17859081	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/24 - 11/30/24	30	0.00	404,647.01	0.00	404,647.01	0.00	0.00	0.00	404,647.01	0.00
A-4	11/01/24 - 11/30/24	30	0.00	805,571.76	0.00	805,571.76	0.00	0.00	0.00	805,571.76	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	26,988.66	0.00	26,988.66	0.00	0.00	0.00	26,988.66	0.00
X-A	11/01/24 - 11/30/24	30	0.00	339,182.59	0.00	339,182.59	0.00	0.00	0.00	339,182.59	0.00
X-B	11/01/24 - 11/30/24	30	0.00	20,477.48	0.00	20,477.48	0.00	0.00	0.00	20,477.48	0.00
X-D	11/01/24 - 11/30/24	30	0.00	66,440.70	0.00	66,440.70	0.00	0.00	0.00	66,440.70	0.00
A-S	11/01/24 - 11/30/24	30	0.00	159,199.05	0.00	159,199.05	0.00	0.00	0.00	159,199.05	0.00
B	11/01/24 - 11/30/24	30	0.00	217,660.98	0.00	217,660.98	0.00	0.00	0.00	217,660.98	0.00
C	11/01/24 - 11/30/24	30	0.00	194,397.95	0.00	194,397.95	0.00	0.00	0.00	194,397.95	0.00
D	11/01/24 - 11/30/24	30	0.00	152,254.08	0.00	152,254.08	0.00	0.00	0.00	152,254.08	0.00
E	11/01/24 - 11/30/24	30	0.00	87,481.02	0.00	87,481.02	0.00	0.00	0.00	87,481.02	0.00
F	11/01/24 - 11/30/24	30	0.00	43,740.51	0.00	43,740.51	0.00	0.00	0.00	43,740.51	0.00
G	11/01/24 - 11/30/24	30	905,639.32	193,880.14	0.00	193,880.14	59,276.10	0.00	0.00	134,604.04	968,428.78
Totals			905,639.32	2,711,921.93	0.00	2,711,921.93	59,276.10	0.00	0.00	2,652,645.83	968,428.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,749,543.68
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,725,682.15	Master Servicing Fee	8,508.51
Interest Reductions due to Nonrecoverability Determination	(55,670.83)	Certificate Administrator Fee	3,285.26
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.27
ARD Interest	0.00	Operating Advisor Fee	917.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	483.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,670,011.32	Total Fees	13,695.62

Principal		Expenses/Reimbursements
Scheduled Principal	1,096,897.85	Reimbursement for Interest on Advances	149.41
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,096,897.85	Total Expenses/Reimbursements	3,669.85

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,652,645.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,096,897.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,749,543.68
Total Funds Collected	3,766,909.17	Total Funds Distributed	3,766,909.15

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	699,052,690.39	699,052,690.39	Beginning Certificate Balance	699,052,690.39
(-) Scheduled Principal Collections	1,096,897.85	1,096,897.85	(-) Principal Distributions	1,096,897.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	697,955,792.54	697,955,792.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	699,052,714.39	699,052,714.39	Ending Certificate Balance	697,955,792.54
Ending Actual Collateral Balance	697,955,816.63	697,955,816.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,386,500.59	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,386,500.59	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP	Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP
1,000,000 or less	5	4,017,000.00	0.58%	11	5.1579	1.901015	1.30 or less	5	50,601,505.42	7.25%	11	4.6711	0.332183
1,000,001 to 2,000,000	2	2,988,606.72	0.43%	11	4.7088	1.802634	1.31 to 1.40	2	15,019,803.54	2.15%	10	4.6477	1.389391
2,000,001 to 3,000,000	1	2,163,614.26	0.31%	12	4.5100	3.297900	1.41 to 1.50	2	71,833,796.84	10.29%	12	4.3394	1.460697
3,000,001 to 4,000,000	5	17,581,590.75	2.52%	11	4.8131	1.913615	1.51 to 1.60	4	48,356,424.44	6.93%	11	4.8155	1.584599
4,000,001 to 5,000,000	5	22,407,046.56	3.21%	11	4.5715	2.603199	1.61 to 1.70	6	107,482,065.47	15.40%	10	4.6693	1.671255
5,000,001 to 6,000,000	8	44,224,729.17	6.34%	12	4.7365	2.303968	1.71 to 1.80	4	20,548,439.03	2.94%	12	4.9780	1.764934
6,000,001 to 7,000,000	2	12,390,750.52	1.78%	11	4.7097	1.626528	1.81 to 1.90	3	2,314,000.00	0.33%	11	5.1634	1.891474
7,000,001 to 8,000,000	4	30,039,400.75	4.30%	12	4.7819	1.956024	1.91 to 2.00	7	82,613,789.89	11.84%	12	4.8619	1.953785
8,000,001 to 9,000,000	3	25,225,584.13	3.61%	11	4.5907	2.481623	2.01 to 2.25	3	23,704,568.67	3.40%	11	4.7120	2.133044
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	4	38,693,398.12	5.54%	10	4.7021	2.382765
10,000,001 to 15,000,000	6	71,778,078.81	10.28%	11	4.6042	2.434627	2.76 or greater	13	145,996,334.00	20.92%	11	4.6292	3.743210
15,000,001 to 20,000,000	5	87,645,624.96	12.56%	10	4.7381	1.141082	Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090
20,000,001 to 30,000,000	2	46,178,846.97	6.62%	10	4.4844	1.674405
30,000,001 to 50,000,000	3	119,206,130.91	17.08%	10	4.7676	3.169704
50,000,001 to 70,000,000	2	121,317,120.91	17.38%	12	4.5991	1.687285
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	22	90,791,667.12	13.01%	10	4.7105	NAP	West Virginia	1	19,285,489.29	2.76%	10	4.7300	1.569100
Alaska	1	31,680,437.59	4.54%	11	4.6700	5.528500	Totals	77	697,955,792.54	100.00%	11	4.6789	2.043090
California	9	74,001,724.75	10.60%	11	4.5940	2.776263
									Property Type³
Colorado	2	21,320,000.00	3.05%	10	4.3701	(0.115927)
Delaware	2	11,721,405.97	1.68%	11	4.7894	2.115491		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	4	62,708,072.47	8.98%	9	4.8039	2.011752		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	7,550,868.31	1.08%	12	4.8236	1.926083	Defeased	22	90,791,667.12	13.01%	10	4.7105	NAP
Kentucky	1	11,773,875.14	1.69%	12	4.8800	0.667700	Industrial	2	27,482,379.15	3.94%	9	4.7269	3.619876
Louisiana	2	9,515,138.91	1.36%	11	4.6000	1.606373	Lodging	6	114,534,376.30	16.41%	12	4.8260	2.927614
Maryland	1	11,253,533.48	1.61%	9	4.5800	1.400600	Mixed Use	2	12,650,000.00	1.81%	11	4.4136	2.822791
Michigan	2	24,402,326.27	3.50%	12	4.7981	1.932459	Multi-Family	7	95,944,004.30	13.75%	11	4.6641	2.510285
Minnesota	1	812,500.00	0.12%	12	5.1400	1.915600	Office	4	69,699,568.46	9.99%	10	4.7288	0.819200
Missouri	2	1,501,500.00	0.22%	12	5.1706	1.887347	Other	1	23,156,216.70	3.32%	9	4.2800	1.693300
Nevada	1	7,667,250.05	1.10%	12	4.7400	2.087300	Retail	23	211,138,312.33	30.25%	12	4.6490	1.688343
New Jersey	1	50,000,000.00	7.16%	11	4.7600	2.802800	Self Storage	10	52,559,268.18	7.53%	12	4.5993	2.397979
New York	1	23,156,216.70	3.32%	9	4.2800	1.693300	Totals	77	697,955,792.54	100.00%	11	4.6789	2.043090
North Carolina	1	5,447,984.37	0.78%	11	5.0700	2.785600
Ohio	3	17,511,532.48	2.51%	11	4.7723	1.560655
Oklahoma	2	8,708,253.39	1.25%	12	4.9594	1.888404
Pennsylvania	2	5,326,597.18	0.76%	12	4.8026	1.677243
South Carolina	1	8,926,501.88	1.28%	11	4.7930	2.244700
South Dakota	1	66,933,796.84	9.59%	12	4.3140	1.461400
Tennessee	2	31,072,630.27	4.45%	12	4.6382	1.725323
Texas	6	40,503,166.01	5.80%	12	4.7362	2.080210
Washington	3	54,383,324.07	7.79%	12	4.9500	1.965300

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP	Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP
	4.250% or less	1	4,533,778.93	0.65%	11	4.2200	3.376700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	151,534,718.88	21.71%	11	4.3463	1.629607	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	20	180,073,194.14	25.80%	11	4.6598	2.775759	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	250,217,459.26	35.85%	11	4.8549	1.938564	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	17,199,974.21	2.46%	12	5.0770	2.123137	49 months or greater	53	607,164,125.42	86.99%	11	4.6742	2.124909
	5.251% or greater	1	3,605,000.00	0.52%	11	5.2800	1.802200	Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090
	Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP	Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP
	60 months or less	53	607,164,125.42	86.99%	11	4.6742	2.124909	Interest Only	14	120,292,000.00	17.23%	11	4.6238	2.441388
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	39	486,872,125.42	69.76%	11	4.6866	2.046716
	Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	90,791,667.12	13.01%	10	4.7105	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	607,164,125.42	86.99%	11	4.6742	2.124909
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	697,955,792.54	100.00%	11	4.6789	2.043090
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	303161047	RT	Sioux Falls	SD	Actual/360	4.314%	241,096.77	130,673.62	0.00	N/A	12/01/25	--	67,064,470.46	66,933,796.84	12/01/24
3	305200003	LO	Seattle	WA	Actual/360	4.950%	224,758.19	103,510.36	0.00	N/A	12/01/25	--	54,486,834.43	54,383,324.07	12/01/24
4	305200004	OF	Doral	FL	Actual/360	4.860%	152,222.68	60,153.17	0.00	N/A	09/01/25	--	37,585,846.49	37,525,693.32	12/01/24
5	305200005	IN	Doral	FL	Actual/360	4.860%	63,615.45	25,138.64	0.00	N/A	09/01/25	--	15,707,517.79	15,682,379.15	12/01/24
6	304101484	MF	Bayonne	NJ	Actual/360	4.760%	198,333.33	0.00	0.00	N/A	11/06/25	--	50,000,000.00	50,000,000.00	12/06/24
7	305200007	IN	Various	Various	Actual/360	4.640%	141,628.57	69,536.86	0.00	N/A	08/01/25	05/01/25	36,628,078.16	36,558,541.30	12/01/24
8	304101462	LO	Anchorage	AK	Actual/360	4.670%	123,572.61	72,695.93	0.00	N/A	11/06/25	--	31,753,133.52	31,680,437.59	12/06/24
13	305200013	98	Jamaica	NY	Actual/360	4.280%	82,735.63	40,688.81	0.00	N/A	09/01/25	--	23,196,905.51	23,156,216.70	12/01/24
14	305200014	LO	Nashville	TN	Actual/360	4.690%	90,125.94	37,311.14	0.00	N/A	12/01/25	--	23,059,941.41	23,022,630.27	12/01/24
15	305200015	RT	Barboursville	WV	Actual/360	4.730%	76,168.05	38,329.30	0.00	N/A	10/01/25	--	19,323,818.59	19,285,489.29	12/01/24
16	304101485	RT	Ann Arbor	MI	Actual/360	4.930%	81,772.01	35,389.36	0.00	N/A	12/06/25	--	19,903,936.70	19,868,547.34	12/06/24
17	28000825	MU	Dickinson	TX	Actual/360	4.751%	63,197.03	35,927.42	0.00	N/A	12/06/25	--	15,962,206.23	15,926,278.81	12/06/24
18	600932208	RT	Huntington Park	CA	Actual/360	4.800%	69,347.70	27,715.39	0.00	N/A	11/11/25	--	17,336,924.57	17,309,209.18	12/11/24
19	303161032	OF	Denver	CO	Actual/360	4.310%	0.00	0.00	0.00	N/A	10/01/25	--	15,500,000.00	15,500,000.00	02/01/23
20	310927688	RT	Costa Mesa	CA	Actual/360	4.480%	48,785.73	21,983.94	0.00	N/A	11/11/25	--	13,067,607.03	13,045,623.09	12/11/24
21	28000804	MF	Dublin	OH	Actual/360	4.750%	47,217.03	23,466.18	0.00	N/A	11/06/25	--	11,928,513.28	11,905,047.10	12/06/24
22	310931715	OF	Louisville	KY	Actual/360	4.880%	47,960.76	19,753.20	0.00	N/A	12/11/25	--	11,793,628.34	11,773,875.14	12/11/24
23	304101486	SS	Various	MI	Actual/360	4.940%	46,564.14	20,080.94	0.00	N/A	12/06/25	--	11,311,126.82	11,291,045.88	12/06/24
24	305200024	MF	Salisbury	MD	Actual/360	4.580%	43,022.98	18,862.45	0.00	N/A	09/01/25	--	11,272,395.93	11,253,533.48	12/01/24
25	28000803	MF	San Marcos	TX	Actual/360	4.400%	44,000.00	0.00	0.00	N/A	11/06/25	--	12,000,000.00	12,000,000.00	12/06/24
26	305200026	IN	Hawthorne	CA	Actual/360	4.550%	44,741.67	0.00	0.00	N/A	09/01/25	--	11,800,000.00	11,800,000.00	12/01/24
27	310929347	IN	Las Vegas	NV	Actual/360	4.540%	35,292.00	21,723.26	0.00	N/A	11/11/25	08/11/25	9,328,282.74	9,306,559.48	12/11/24
28	28000810	RT	Greenville	SC	Actual/360	4.793%	35,723.78	17,486.82	0.00	N/A	11/06/25	--	8,943,988.70	8,926,501.88	12/06/24
29	410921161	SS	Salinas	CA	Actual/360	4.470%	30,799.77	19,311.99	0.00	N/A	12/01/25	--	8,268,394.24	8,249,082.25	12/01/24
30	303161039	SS	Henderson	NV	Actual/360	4.740%	30,354.06	17,321.53	0.00	N/A	12/01/25	--	7,684,571.58	7,667,250.05	12/01/24
31	304101480	RT	San Angelo	TX	Actual/360	5.040%	32,557.46	16,785.65	0.00	N/A	12/06/25	--	7,751,775.49	7,734,989.84	12/06/24
32	28000801	RT	Wilmington	DE	Actual/360	4.750%	29,859.42	17,088.84	0.00	N/A	11/06/25	--	7,543,432.96	7,526,344.12	12/06/24
33	610931451	MU	Franklin	TN	Actual/360	4.490%	30,120.42	0.00	0.00	N/A	11/11/25	--	8,050,000.00	8,050,000.00	12/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	410930109	RT	San Leandro	CA	Actual/360	4.610%	29,388.75	0.00	0.00	N/A	11/11/25	08/11/25	7,650,000.00	7,650,000.00	12/11/24
36	410930133	SS	Baton Rouge	LA	Actual/360	4.600%	24,404.77	14,710.00	0.00	N/A	11/11/25	--	6,366,460.81	6,351,750.81	12/11/24
37	410931623	SS	Lincoln	CA	Actual/360	4.580%	27,179.36	10,412.20	0.00	N/A	11/11/25	--	7,121,228.94	7,110,816.74	12/11/24
38	28000799	LO	Lumberton	NC	Actual/360	5.070%	23,094.26	18,113.04	0.00	N/A	11/06/25	--	5,466,097.41	5,447,984.37	12/06/24
39	303161041	RT	Euless	TX	Actual/360	4.825%	24,325.75	10,928.14	0.00	N/A	12/01/25	--	6,049,927.85	6,038,999.71	12/01/24
40	28000817	RT	Mount Prospect	IL	Actual/360	4.727%	23,078.03	10,738.99	0.00	N/A	12/06/25	--	5,858,607.30	5,847,868.31	12/06/24
41	304101479	SS	Lafayette	CA	Actual/360	4.660%	22,447.26	10,075.63	0.00	N/A	11/06/25	--	5,780,409.66	5,770,334.03	12/06/24
42	303161040	RT	Grand Prairie	TX	Actual/360	4.825%	22,873.47	10,275.71	0.00	N/A	12/01/25	--	5,688,738.16	5,678,462.45	12/01/24
43	303161042	RT	Pearland	TX	Actual/360	4.825%	22,238.09	9,990.28	0.00	N/A	12/01/25	--	5,530,717.55	5,520,727.27	12/01/24
44	410923409	SS	Pittsburg	CA	Actual/360	4.520%	19,013.43	11,712.97	0.00	N/A	12/01/25	--	5,047,812.32	5,036,099.35	12/01/24
45	410930480	RT	Colorado Springs	CO	Actual/360	4.530%	21,970.50	0.00	0.00	N/A	11/11/25	--	5,820,000.00	5,820,000.00	12/11/24
47	303161044	MF	Oklahoma City	OK	Actual/360	4.733%	20,160.48	8,213.48	0.00	N/A	12/01/25	--	5,111,466.87	5,103,253.39	12/01/24
48	410931893	MF	Westland	MI	Actual/360	4.220%	15,975.52	9,023.93	0.00	N/A	11/11/25	--	4,542,802.86	4,533,778.93	12/11/24
49	28000816	RT	Dover	DE	Actual/360	4.860%	17,028.02	9,386.89	0.00	N/A	11/06/25	--	4,204,448.74	4,195,061.85	12/06/24
50	28000820	RT	York	PA	Actual/360	4.850%	16,924.51	9,301.77	0.00	N/A	12/06/25	--	4,187,507.55	4,178,205.78	12/06/24
51	28000813	OF	Boca Raton	FL	Actual/360	4.686%	19,134.50	0.00	0.00	N/A	11/06/25	--	4,900,000.00	4,900,000.00	12/06/24
52	304101465	MU	Hollywood	FL	Actual/360	4.280%	16,406.67	0.00	0.00	N/A	11/06/25	--	4,600,000.00	4,600,000.00	12/06/24
53	28000818	RT	Reynoldsburg	OH	Actual/360	4.850%	15,255.90	8,384.69	0.00	N/A	12/06/25	--	3,774,654.75	3,766,270.06	12/06/24
54	410921159	SS	Manteca	CA	Actual/360	4.520%	13,277.97	8,179.72	0.00	N/A	12/01/25	--	3,525,125.57	3,516,945.85	12/01/24
55	410931361	SS	Fort Worth	TX	Actual/360	4.780%	14,088.71	6,928.09	0.00	N/A	11/11/25	--	3,536,914.83	3,529,986.74	12/11/24
56	410930551	SS	Baton Rouge	LA	Actual/360	4.600%	12,154.40	7,326.09	0.00	N/A	11/11/25	--	3,170,714.19	3,163,388.10	12/11/24
57	304101487	MF	Lancaster	OH	Actual/360	5.020%	14,216.17	5,960.50	0.00	N/A	09/06/25	--	3,398,287.31	3,392,326.81	12/06/24
58	28000808	RT	Grove	OK	Actual/360	5.280%	15,862.00	0.00	0.00	11/06/25	11/06/30	--	3,605,000.00	3,605,000.00	12/06/24
59	28000819	RT	Dyersburg	TN	Actual/360	4.850%	10,726.80	5,895.49	0.00	N/A	12/06/25	10/06/25	2,654,054.09	2,648,158.60	12/06/24
62	410931363	SS	Brownsville	TX	Actual/360	4.780%	8,989.02	5,091.98	0.00	N/A	08/11/25	--	2,256,657.25	2,251,565.27	12/11/24
63	410921185	SS	Sacramento	CA	Actual/360	4.510%	8,150.52	5,038.75	0.00	N/A	12/01/25	--	2,168,653.01	2,163,614.26	12/01/24
64	28000814	RT	Highland Heights	OH	Actual/360	4.758%	7,313.00	4,173.85	0.00	N/A	11/06/25	--	1,844,389.17	1,840,215.32	12/06/24
65	410931366	SS	San Antonio	TX	Actual/360	4.780%	7,053.13	3,468.36	0.00	N/A	08/11/25	--	1,770,659.33	1,767,190.97	12/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
66	410931581	MF	Whitehall	PA	Actual/360	4.630%	4,441.03	2,632.50	0.00	N/A	12/11/25	--	1,151,023.90	1,148,391.40	12/11/24
67	28000812	RT	Farmington	IL	Actual/360	5.160%	3,829.15	0.00	0.00	11/06/25	11/06/30	--	890,500.00	890,500.00	12/06/24
68	28000807	RT	Rice	MN	Actual/360	5.140%	3,480.21	0.00	0.00	12/06/25	12/06/30	--	812,500.00	812,500.00	12/06/24
69	28000805	RT	Bloomington	IL	Actual/360	5.150%	3,486.98	0.00	0.00	11/06/25	11/06/30	--	812,500.00	812,500.00	12/06/24
70	28000824	RT	Gordonville	MO	Actual/360	5.200%	3,323.67	0.00	0.00	12/06/25	12/06/30	--	767,000.00	767,000.00	12/06/24
71	28000806	RT	Troy	MO	Actual/360	5.140%	3,146.11	0.00	0.00	11/06/25	11/06/30	--	734,500.00	734,500.00	12/06/24
Totals							2,670,011.32	1,096,897.85	0.00				699,052,690.39	697,955,792.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	16,731,255.61	13,012,129.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,813,005.85	8,420,978.72	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,796,400.00	3,449,513.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,264,196.24	1,970,957.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,224,974.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	16,866,886.00	7,237,623.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,510,688.00	1,254,003.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,556,632.62	2,855,847.74	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,114,090.75	1,714,137.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,486,257.93	1,778,656.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,494,310.00	1,202,133.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(695,810.00)	0.00	--	--	10/11/24	16,622,686.43	679,690.64	0.00	0.00	0.00	0.00
20	2,282,072.12	1,708,987.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,392,062.04	1,105,943.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	586,252.64	530,814.87	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,134,137.78	532,063.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,600,549.00	1,238,598.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,046,625.94	2,265,447.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,561,370.96	763,792.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,021,384.54	995,781.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	9,491.29	0.00
30	1,237,558.46	905,619.26	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	941,233.54	830,813.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	797.66	0.00
32	1,138,336.04	844,892.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	910,153.86	386,420.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	751,788.19	586,235.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	964,614.86	700,807.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,532,740.94	1,495,834.71	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	719,260.82	539,445.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	833,350.10	639,396.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	237,344.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	723,008.88	542,256.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	668,057.92	501,043.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,063,967.22	552,337.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	724,853.52	648,549.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	637,660.30	531,685.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,053,257.00	544,444.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	5,989.57	0.00
49	755,363.31	636,299.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	411,280.00	308,460.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	377,051.76	300,493.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	943,764.64	693,953.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	386,882.56	193,441.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	751,376.08	404,787.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	346,420.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	348,851.80	270,624.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	353,499.04	176,749.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	540,467.55	265,813.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	141,378.85	109,638.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	281,364.43	201,139.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	89,738.58	44,869.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	82,683.77	41,342.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	82,147.36	41,073.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	77,464.20	38,732.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	73,797.60	36,898.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	99,384,295.20	66,635,269.43				16,622,686.43	679,690.64	0.00	0.00	16,278.52	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.678912%	4.649740%	11
11/18/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,910,000.00	4.678930%	4.649766%	12
10/18/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685660%	4.656670%	13
09/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685667%	4.656685%	14
08/16/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685672%	4.656697%	15
07/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685677%	4.656710%	16
06/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685684%	4.656724%	17
05/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685689%	4.656736%	18
04/17/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685695%	4.656751%	19
03/15/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.685700%	4.656762%	20
02/16/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.686302%	4.657326%	21
01/18/24	0	0.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.686307%	4.657338%	22
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	303161032	02/01/23	21	6	0.00	0.00	0.00	15,500,000.00	09/28/22	13
Totals					0.00	0.00	0.00	15,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		36,558,541	36,558,541	0		0
7 - 12 Months		653,775,251	638,275,251	15,500,000		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,622,000	7,622,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	697,955,793	682,455,793	0	0	15,500,000	0
Nov-24	699,052,690	683,552,690	0	0	15,500,000	0
Oct-24	707,981,050	692,481,050	0	0	15,500,000	0
Sep-24	709,069,713	693,569,713	0	0	15,500,000	0
Aug-24	710,079,598	694,579,598	0	0	15,500,000	0
Jul-24	711,085,421	695,585,421	0	0	15,500,000	0
Jun-24	712,162,000	696,662,000	0	0	15,500,000	0
May-24	713,159,448	697,659,448	0	0	15,500,000	0
Apr-24	714,227,953	698,727,953	0	0	15,500,000	0
Mar-24	715,217,092	699,717,092	0	0	15,500,000	0
Feb-24	718,954,514	703,454,514	0	0	15,500,000	0
Jan-24	719,940,839	704,440,839	0	0	15,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	303161032	15,500,000.00	15,500,000.00	1,000,000.00	09/10/24	(895,544.00)	(1.31850)	12/31/23	10/01/25	I/O
Totals		15,500,000.00	15,500,000.00	1,000,000.00		(895,544.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	303161032	OF	CO	09/28/22	13

Loan has transferred to SS on 10/25/2022. Lender continues to work through pre FC due diligence items. Receiver is in place. Ongoing discussions with ground lessor regarding status of ground lease and a potential receiver sale. Pending an update from ground lessor.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	304101463	29,120,238.14	4.97000%	28,941,937.26 4.97000%		1	07/15/20	07/06/20	--
Totals		29,120,238.14		28,941,937.26
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	28000802 12/16/22	4,654,430.08	5,900,000.00	6,033,842.22	615,658.59	6,033,842.22	5,418,183.63	0.00	0.00	20,921.16	(20,921.16)	0.38%
61	303161034 02/18/21	2,731,838.09	5,400,000.00	2,992,005.97	100,929.28	2,992,005.97	2,891,076.69	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,386,268.17	11,300,000.00	9,025,848.19	716,587.87	9,025,848.19	8,309,260.32	0.00	0.00	20,921.16	(20,921.16)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/24	0.00	(5,378.82)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	28000802	12/27/22	0.00	0.00	0.00	0.00	(20,921.16)	0.00	0.00	0.00	0.00
61	303161034	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(5,378.82)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(5,378.82)	0.00	0.00	(20,921.16)	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	55,670.83	0.00	0.00	0.00	0.00
67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	149.41	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	55,670.83	149.41	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		59,320.24

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Supplemental Notes
None

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